Related-Party Transactions	6 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions	RELATED-PARTY TRANSACTIONS
The Company purchases leads from InsideResponse, which was previously owned in part by individuals who are related to one of the Company’s shareholders or are members of the Company's management. On May 1, 2020, the Company acquired 100% of the outstanding membership units of InsideResponse for an aggregate purchase price of up to $65.0 million (subject to customary adjustments) as set forth in the Merger Agreement. Refer to Note 2 to the condensed consolidated financial statements for further details. Prior to the acquisition, the Company incurred $5.2 million and $8.0 million in lead costs with InsideResponse for the three and six months ended December 31, 2019, respectively, which were recorded in marketing and advertising expense in the condensed consolidated statements of comprehensive income.
InsideResponse sells leads to a senior healthcare distribution platform that is owned in part by individuals related to one of the Company’s shareholders or who are members of the Company’s management. The Company earned $0.9 million and $1.3 million in lead sales revenue, which is recorded in production bonus and other in the condensed consolidated statements of comprehensive income, as a result of this relationship for the three and six months ended December 31, 2020, respectively, and had $0.5 million and an immaterial amount of outstanding accounts receivable and accounts payable, respectively, as of December 31, 2020.
RELATED-PARTY TRANSACTIONS
The Company purchases leads from InsideResponse which was previously owned in part by individuals related to one of the Company’s shareholders or are members of management. On May 1, 2020, the Company acquired 100% of the outstanding membership units of InsideResponse for an aggregate purchase price of up to $65.0 million (subject to customary adjustments) as set forth in the Merger Agreement. Refer to Note 2 to the consolidated financial statements for further details. Prior to the acquisition, the Company incurred $16.1 million, $10.1 million, $10.0 million, in lead costs with this firm for the years ended June 30, 2020, 2019, and 2018, respectively, which were recorded in marketing and advertising expense in the consolidated statements of comprehensive income. The Company did not have any outstanding payables as of June 30, 2020, and owed $0.2 million as of June 30, 2019, that was recorded in accounts payable in the consolidated balance sheets. As of June 30, 2020 and June 30, 2019, the shareholder, related affiliates, and the related members of management owned 10.89% and 21.36% of the Company, respectively.
The Company purchases leads from a senior healthcare distribution platform that is owned, in part, by individuals related to one of the Company’s shareholders or who are members of the Company’s management. The Company incurred $0.5 million, $1.6 million, and $0.7 million in lead costs with this firm for the years ended June 30, 2020, 2019, and 2018, respectively, which were recorded in marketing and advertising expense in the consolidated statements of comprehensive income. The Company owed less than $0.1 million as of June 30, 2020, and did not have any outstanding payables as of June 30, 2019 to this firm, that was recorded in accounts payable in the consolidated balance sheets. In addition, the Company has acted as the Field Marketing Organization on behalf of this firm. The net financial impact of this relationship to the Company was not material for each of the years ended June 30, 2020, 2019, and 2018. As of June 30, 2020 and June 30, 2019, the shareholder, related affiliates, and the related members of management owned 10.89% and 21.36% of the Company, respectively.
The Company entered into a consulting agreement with another shareholder and former employee in January 2011 effective until canceled by either party. For the years ended June 30, 2020 and 2019, the Company incurred consulting expenses of less than $0.1 million. For the year ended June 30, 2018, the Company incurred consulting expenses of $0.1 million. These costs were recorded in general and administrative expense in the consolidated statements of comprehensive income. The Company owed less than $0.1 million and did not have any outstanding payables due to this consultant as of June 30, 2020 and 2019, respectively. As of June 30, 2020 and 2019, the shareholder owned 2.62% and 3.61% of the Company, respectively.
As of June 30, 2020, there were no related party receivables outstanding. As of June 30, 2019, the Company had a related party receivable outstanding from a current board member that arose from a stock option exercise that was initiated before June 30, 2019, but the payment was not received by the Company until after June 30, 2019, thus causing a $0.4 million receivable recorded in other current assets in the consolidated balance sheet as of June 30, 2019.